Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (4.0%)
	Wesfarmers Ltd.	577,556	19,297
	Transurban Group	1,688,501	16,303
	Telstra Group Ltd.	4,843,862	13,864
	Medibank Pvt Ltd.	3,293,479	7,776
	Coles Group Ltd.	602,044	7,362
	Brambles Ltd.	675,235	6,388
	Insurance Australia Group Ltd.	739,314	2,951
	Atlas Arteria Ltd.	300,830	1,272
	Aurizon Holdings Ltd.	308,200	790
	APA Group	111,946	753
	Washington H Soul Pattinson & Co. Ltd.	30,785	683
	Steadfast Group Ltd.	161,235	633
	carsales.com Ltd.	31,641	529
			78,601
Belgium (0.1%)
	Etablissements Franz Colruyt NV	52,119	1,987
Brazil (1.5%)
	Itau Unibanco Holding SA ADR	3,178,587	19,103
	Banco Bradesco SA ADR	3,165,386	11,174
[1]	Centrais Eletricas Brasileiras SA ADR	60,600	492
			30,769
Canada (3.3%)
	Intact Financial Corp.	85,407	12,618
	Dollarama Inc.	163,885	10,795
[2]	Hydro One Ltd.	365,187	10,302
	BCE Inc.	190,829	8,243
[1]	Emera Inc.	168,445	6,833
	Fortis Inc. (XTSE)	117,802	5,022
	Enbridge Inc.	108,021	3,971
	Metro Inc.	62,402	3,358
	Thomson Reuters Corp.	17,092	2,307
	Capital Power Corp.	26,491	826
	Brookfield Infrastructure Corp. Class A	13,272	621
	Atco Ltd. Class I	19,934	569
	TMX Group Ltd.	21,250	472
	Definity Financial Corp.	16,587	418
			66,355
China (3.2%)
	China Shenhua Energy Co. Ltd. Class H	3,234,500	9,695
	Tencent Holdings Ltd.	206,200	9,477
*,1,2	East Buy Holding Ltd.	1,693,021	8,279

		Shares	Market Value ($000)
[2]	Nongfu Spring Co. Ltd. Class H	858,400	5,005
	ZTE Corp. Class H	1,188,200	4,349
	Sinopharm Group Co. Ltd. Class H	1,162,000	3,659
	China Pacific Insurance Group Co. Ltd. Class H	1,295,200	3,492
	Tsingtao Brewery Co. Ltd. Class H	388,000	3,489
	China Resources Land Ltd.	662,000	3,089
	ENN Energy Holdings Ltd.	230,800	2,805
	ZTO Express Cayman Inc.	83,800	2,321
	Yum China Holdings Inc.	34,500	2,125
	Anhui Conch Cement Co. Ltd. Class H	636,914	1,923
	New China Life Insurance Co. Ltd. Class H	451,200	1,308
	China Resources Power Holdings Co. Ltd.	354,000	768
	China Resources Gas Group Ltd.	140,800	488
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	182,000	485
	Yankuang Energy Group Co. Ltd. Class H	219,000	330
			63,087
Finland (0.3%)
	Sampo OYJ Class A	117,779	5,190
	Elisa OYJ	13,533	706
			5,896
France (1.3%)
	Orange SA	1,530,292	17,298
	Edenred	85,548	5,556
	Vivendi SE	248,821	2,222
	Bollore SE	109,320	691
			25,767
Germany (0.1%)
	SAP SE	6,501	887
	Fielmann AG	12,212	627
			1,514
Hong Kong (1.4%)
	CLP Holdings Ltd.	1,390,105	11,331
	Power Assets Holdings Ltd.	1,426,270	7,475
	MTR Corp. Ltd.	864,500	3,984
	BOC Hong Kong Holdings Ltd.	488,500	1,491
	Chow Tai Fook Jewellery Group Ltd.	828,200	1,446
	Want Want China Holdings Ltd.	1,732,000	1,208
			26,935
India (3.8%)
	ICICI Bank Ltd. ADR	1,375,612	33,799
[3]	Infosys Ltd. ADR	1,356,242	22,595
	Dr Reddy's Laboratories Ltd. ADR	225,313	15,474
[2]	Reliance Industries Ltd. GDR	33,558	2,108
	Wipro Ltd. ADR	131,102	641
			74,617
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	160,059	3,926
Israel (0.0%)
	Elbit Systems Ltd.	3,607	767
Italy (0.1%)
	UnipolSai Assicurazioni SpA	589,372	1,515
Japan (10.9%)
	Softbank Corp.	2,804,100	31,138
	East Japan Railway Co.	425,200	24,072

		Shares	Market Value ($000)
	Canon Inc.	893,400	23,090
	Central Japan Railway Co.	152,400	19,421
	Yamada Holdings Co. Ltd.	3,438,600	10,389
	Japan Post Holdings Co. Ltd.	1,271,400	9,285
	West Japan Railway Co.	218,000	8,956
*	Skylark Holdings Co. Ltd.	664,100	8,593
	Japan Tobacco Inc.	345,400	7,664
	Kyushu Railway Co.	235,600	5,166
	Takeda Pharmaceutical Co. Ltd.	162,700	4,975
	Osaka Gas Co. Ltd.	305,600	4,809
	McDonald's Holdings Co. Japan Ltd.	121,000	4,763
	Tobu Railway Co. Ltd.	178,600	4,726
	Hankyu Hanshin Holdings Inc.	141,500	4,701
	Tokyu Corp.	339,600	4,309
	Kagome Co. Ltd.	166,200	3,705
	Tokyo Gas Co. Ltd.	158,600	3,596
	Zensho Holdings Co. Ltd.	58,600	3,123
	Toho Co. Ltd.	74,500	2,904
	Japan Post Bank Co. Ltd.	301,500	2,508
	Sawai Group Holdings Co. Ltd.	97,700	2,433
	Kintetsu Group Holdings Co. Ltd.	63,700	2,137
	ENEOS Holdings Inc.	489,400	1,776
	Takashimaya Co. Ltd.	119,700	1,740
	ABC-Mart Inc.	30,200	1,672
	Keisei Electric Railway Co. Ltd.	35,300	1,465
	Yamato Holdings Co. Ltd.	62,100	1,163
	MOS Food Services Inc.	49,900	1,148
	Shimamura Co. Ltd.	11,100	1,099
	KDDI Corp.	36,100	1,063
	Obayashi Corp.	109,400	1,012
	Odakyu Electric Railway Co. Ltd.	58,300	852
	Oracle Corp. Japan	10,200	715
	Seven Bank Ltd.	275,300	598
	Kyorin Pharmaceutical Co. Ltd.	47,800	596
	Haseko Corp.	44,100	574
	Chubu Electric Power Co. Inc.	45,000	564
	Iwatani Corp.	10,300	550
	Citizen Watch Co. Ltd.	83,700	547
	Nagoya Railroad Co. Ltd.	31,700	510
	Alfresa Holdings Corp.	30,600	488
	Shimizu Corp.	70,900	488
	Shizuoka Financial Group Inc.	54,000	451
	COMSYS Holdings Corp.	22,500	450
	Keio Corp.	13,100	435
	Kyocera Corp.	7,500	404
			216,823
Mexico (0.5%)
	Fomento Economico Mexicano SAB de CV ADR	55,343	6,267
	America Movil SAB de CV ADR	123,213	2,578
	Coca-Cola Femsa SAB de CV ADR	9,013	760
	Grupo Aeroportuario del Sureste SAB de CV ADR	2,095	593
			10,198
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	70,901	1,082
	Infratil Ltd.	81,484	504
*	Auckland International Airport Ltd.	85,786	448
			2,034

		Shares	Market Value ($000)
Norway (0.5%)
	Orkla ASA	1,008,282	7,956
	DNB Bank ASA	48,737	1,005
			8,961
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	971,261	9,720
	Singapore Exchange Ltd.	671,326	4,907
			14,627
South Korea (2.5%)
	KT&G Corp.	262,380	16,978
	Samsung Electronics Co. Ltd. (XKRX)	267,585	14,651
	Samsung Electronics Co. Ltd. Preference Shares	269,035	12,117
	Samsung Fire & Marine Insurance Co. Ltd.	13,242	2,531
	Korea Zinc Co. Ltd.	4,741	1,837
	Samsung Life Insurance Co. Ltd.	20,362	1,114
	Maeil Dairies Co. Ltd.	21,317	682
	Samsung C&T Corp.	8,289	672
			50,582
Spain (0.8%)
	Iberdrola SA (XMAD)	1,176,232	14,681
	Enagas SA	96,726	1,717
			16,398
Sweden (0.0%)
	Saab AB Class B	8,698	459
Switzerland (2.8%)
	Swisscom AG (Registered)	48,561	31,227
	Novartis AG (Registered)	167,642	17,552
[2]	Galenica AG	32,533	2,618
	Banque Cantonale Vaudoise (Registered)	17,241	1,935
	Allreal Holding AG (Registered)	5,243	963
	Roche Holding AG (Bearer)	1,736	576
			54,871
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	219,143	21,728
[1]	United Microelectronics Corp. ADR	1,828,771	13,734
	ASE Technology Holding Co. Ltd. ADR	1,086,574	8,725
	Chunghwa Telecom Co. Ltd. ADR	151,576	5,563
			49,750
United Kingdom (3.4%)
	BAE Systems plc	1,927,412	23,050
	Compass Group plc	473,281	12,314
	National Grid plc	605,608	8,027
	Sage Group plc	640,085	7,699
	Pearson plc	562,436	6,221
	Halma plc	116,748	3,353
	Reckitt Benckiser Group plc	44,490	3,333
	Tate & Lyle plc	132,157	1,267
	Smiths Group plc	36,416	794
	Phoenix Group Holdings plc	92,424	653
	Admiral Group plc	21,650	591
	Rightmove plc	59,118	433
			67,735
United States (54.8%)
[3]	International Business Machines Corp.	233,221	33,626
	Republic Services Inc. Class A	219,944	33,236

		Shares	Market Value ($000)
[3]	McDonald's Corp.	113,311	33,223
[3]	Cisco Systems Inc.	629,123	32,740
[3]	Johnson & Johnson	191,972	32,161
[3]	Waste Management Inc.	195,400	32,005
	Amdocs Ltd.	340,417	31,877
[3]	Lockheed Martin Corp.	70,806	31,606
[3]	Merck & Co. Inc.	293,505	31,302
[3]	Gilead Sciences Inc.	401,715	30,587
	AptarGroup Inc.	246,916	29,990
[3]	Church & Dwight Co. Inc.	311,719	29,822
	Amgen Inc.	122,408	28,662
[3]	Colgate-Palmolive Co.	351,635	26,816
	Chemed Corp.	48,609	25,330
[3]	AbbVie Inc.	167,301	25,025
	White Mountains Insurance Group Ltd.	13,304	20,581
	Service Corp. International	297,135	19,804
[4]	Equity Commonwealth	1,004,583	19,680
	J M Smucker Co.	129,645	19,531
	Dolby Laboratories Inc. Class A	219,184	19,422
	AmerisourceBergen Corp.	102,922	19,236
[3]	Bristol-Myers Squibb Co.	275,103	17,109
	Kimberly-Clark Corp.	126,975	16,392
[3]	General Mills Inc.	217,937	16,289
[3]	Hormel Foods Corp.	392,321	16,038
	Progressive Corp.	124,650	15,703
	McKesson Corp.	37,603	15,131
[3]	Oracle Corp.	128,201	15,029
	Hawaiian Electric Industries Inc.	380,020	14,589
	Northrop Grumman Corp.	32,496	14,461
	Electronic Arts Inc.	103,265	14,080
	Eli Lilly & Co.	28,793	13,088
*	FTI Consulting Inc.	73,906	12,945
	Cboe Global Markets Inc.	89,909	12,558
	Consolidated Edison Inc.	130,692	12,397
	NewMarket Corp.	27,376	12,366
	IDACORP Inc.	115,788	11,905
	Silgan Holdings Inc.	264,592	11,602
	General Dynamics Corp.	49,761	11,126
	Motorola Solutions Inc.	38,365	10,996
[3]	Flowers Foods Inc.	402,055	9,935
*	O'Reilly Automotive Inc.	9,956	9,217
	Roper Technologies Inc.	18,225	8,986
	Sonoco Products Co.	148,258	8,694
	Hershey Co.	34,656	8,016
	Quest Diagnostics Inc.	59,206	8,005
	Texas Instruments Inc.	41,538	7,477
*	Check Point Software Technologies Ltd.	55,942	7,396
	Huntington Ingalls Industries Inc.	32,023	7,355
	Commerce Bancshares Inc.	135,817	7,223
	Premier Inc. Class A	258,295	7,168
	Maximus Inc.	81,632	6,837
	Kellogg Co.	97,054	6,492
	Washington Federal Inc.	205,369	6,375
*	Vertex Pharmaceuticals Inc.	16,981	5,983
	Duke Energy Corp.	61,212	5,731
	Chevron Corp.	33,563	5,493
*	Akero Therapeutics Inc.	113,133	4,910
	Southern Co.	66,941	4,842

		Shares	Market Value ($000)
*	Insight Enterprises Inc.	32,621	4,785
	Atmos Energy Corp.	37,873	4,609
	TJX Cos. Inc.	48,200	4,171
	MDU Resources Group Inc.	173,280	3,833
	Progress Software Corp.	63,549	3,817
[3]	Coca-Cola Co.	61,156	3,787
	American States Water Co.	39,217	3,467
*	Grand Canyon Education Inc.	30,171	3,275
	Microsoft Corp.	9,623	3,232
*	Berkshire Hathaway Inc. Class B	8,293	2,919
	Procter & Gamble Co.	16,803	2,626
	Jack Henry & Associates Inc.	14,870	2,492
*	Biogen Inc.	7,948	2,147
	Globe Life Inc.	18,130	2,034
	Capitol Federal Financial Inc.	292,642	1,940
	Rollins Inc.	45,877	1,873
	New Jersey Resources Corp.	41,861	1,871
	Werner Enterprises Inc.	39,146	1,841
	TFS Financial Corp.	114,914	1,667
	NorthWestern Corp.	29,482	1,665
	Science Applications International Corp.	11,974	1,453
	Gen Digital Inc. (XNGS)	73,629	1,432
*	Huron Consulting Group Inc.	14,332	1,355
*	Rambus Inc.	19,688	1,233
*	Enstar Group Ltd.	4,732	1,211
*	NetScout Systems Inc.	43,241	1,209
	Selective Insurance Group Inc.	11,374	1,174
	Lancaster Colony Corp.	5,966	1,149
*	Prestige Consumer Healthcare Inc.	17,154	1,119
	RLI Corp.	8,364	1,116
	Genuine Parts Co.	7,117	1,108
*	Ryan Specialty Holdings Inc. Class A	24,921	1,080
	Chesapeake Utilities Corp.	8,742	1,034
*	CommVault Systems Inc.	12,407	967
	Madison Square Garden Sports Corp.	4,200	893
[3]	PepsiCo Inc.	4,477	839
	Exxon Mobil Corp.	7,214	774
	Avista Corp.	19,533	755
	Cardinal Health Inc.	7,915	724
	Laureate Education Inc.	48,369	620
	International Bancshares Corp.	12,025	597
	Graham Holdings Co. Class B	921	540
	Spire Inc.	8,085	514
	CME Group Inc.	2,371	472
	Northwest Bancshares Inc.	37,187	460
*	Plexus Corp.	4,065	400
			1,088,480
Total Common Stocks (Cost $1,703,935)			1,962,654

		Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $35,259)	352,698	35,263
Total Investments (100.6%) (Cost $1,739,194)			1,997,917
Other Assets and Liabilities—Net (-0.6%)			(12,573)
Net Assets (100%)			1,985,344
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,820,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $28,312,000, representing 1.4% of net assets.
3	Securities with a value of $17,861,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,187,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $29,921,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	52	11,998	54
Euro Stoxx 50 Index	September 2023	32	1,582	35
SPI 200 Index	September 2023	4	494	19
Topix Index	September 2023	9	1,472	73
				181

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	8/17/23	CAD	19,134	USD	14,492	22	—
JPMorgan Chase Bank, N.A.	8/17/23	CAD	3,246	USD	2,446	15	—
UBS AG	8/17/23	CHF	2,288	USD	2,587	42	—
BNP Paribas	8/17/23	EUR	4,024	USD	4,424	4	—
Barclays Bank plc	8/17/23	GBP	2,226	USD	2,850	7	—
BNP Paribas	8/17/23	HKD	16,300	USD	2,083	7	—
BNP Paribas	8/17/23	JPY	896,668	USD	6,376	—	(55)
BNP Paribas	8/17/23	KRW	1,463,306	USD	1,124	25	—
BNP Paribas	8/17/23	SGD	2,664	USD	1,980	25	—
BNP Paribas	8/17/23	USD	77,159	AUD	116,141	—	(903)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	8/17/23	USD	30,496	BRL	149,919	—	(1,100)
Barclays Bank plc	8/17/23	USD	83,550	CAD	110,929	—	(594)
State Street Bank & Trust Co.	8/17/23	USD	58,848	CHF	52,191	—	(1,117)
JPMorgan Chase Bank, N.A.	8/17/23	USD	58,608	EUR	53,382	—	(138)
BNP Paribas	8/17/23	USD	70,755	GBP	55,355	—	(291)
State Street Bank & Trust Co.	8/17/23	USD	88,694	HKD	694,013	—	(304)
Royal Bank of Canada	8/18/23	USD	4,205	IDR	64,142,370	—	(48)
JPMorgan Chase Bank, N.A.	8/17/23	USD	696	ILS	2,576	—	(6)
State Street Bank & Trust Co.	8/17/23	USD	71,092	INR	5,880,531	—	(364)
Deutsche Bank AG	8/17/23	USD	209,202	JPY	29,597,265	557	—
BNP Paribas	8/17/23	USD	10,873	JPY	1,515,429	189	—
JPMorgan Chase Bank, N.A.	8/17/23	USD	5,085	JPY	721,348	—	—
BNP Paribas	8/17/23	USD	50,571	KRW	65,935,415	—	(1,211)
Toronto-Dominion Bank	8/17/23	USD	5,934	MXN	102,192	—	(148)
JPMorgan Chase Bank, N.A.	8/17/23	USD	4,227	MXN	72,638	—	(96)
JPMorgan Chase Bank, N.A.	8/17/23	USD	8,644	NOK	91,384	—	(379)
Toronto-Dominion Bank	8/17/23	USD	2,946	NZD	4,773	—	(18)
Toronto-Dominion Bank	8/17/23	USD	1,450	SEK	15,715	—	(44)
State Street Bank & Trust Co.	8/17/23	USD	15,396	SGD	20,742	—	(217)
Toronto-Dominion Bank	8/17/23	USD	48,222	TWD	1,514,019	—	(63)
JPMorgan Chase Bank, N.A.	8/17/23	USD	1,657	TWD	51,981	—	(1)
						893	(7,097)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	233,507	640,667	—	874,174
Common Stocks—United States	1,087,048	1,432	—	1,088,480
Temporary Cash Investments	35,263	—	—	35,263
Total	1,355,818	642,099	—	1,997,917
Derivative Financial Instruments
Assets
Futures Contracts[1]	181	—	—	181
Forward Currency Contracts	—	893	—	893
Total	181	893	—	1,074
Liabilities
Forward Currency Contracts	—	7,097	—	7,097
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.